Safeco Mutual Funds

4854 154th Pl NE                                         Phone:   (425) 376-5328
Redmond, WA 98052                                        Fax:     (425) 376-6080
                                                      Email:   bilcra@safeco.com
July 1, 2003

VIA EDGAR

Securities & Exchange Commission
450 Fifth Street NW
Washington, DC  20549

Re:      Safeco Common Stock Trust                                        Safeco Tax-Exempt Bond Trust
                  1933 Act File Number  33-36700                                   1933 Act File Number  33-53532
                  1940 Act File Number  811-06167                                  1940 Act File Number  811-07300
         Safeco Managed Bond Trust                                        Safeco Money Market Trust
                  1933 Act File Number  33-47859                                   1933 Act File Number  2-25272
                  1940 Act File Number  811-06667                                  1940 Act File Number  811-03347
         Safeco Taxable Bond Trust
                  1933 Act File Number  33-22132
                  1940 Act File Number  811-05574

Commissioners:

The enclosed supplements dated July 1, 2003 to the above-referenced Registrants' Investor Class and Advisor Classes prospectuses, each dated May 1, 2003, and supplemented June 16, 2003, are filed pursuant to Rule 497(e) of the Securities Act of 1933, as amended.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ William E. Crawford

William E. Crawford
Counsel

                                                                    527512
                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                            SAFECO MONEY MARKET TRUST

                   SUPPLEMENT TO THE INVESTOR CLASS PROSPECTUS
                DATED MAY 1, 2003, AS SUPPLEMENTED JUNE 16, 2003

                          SUPPLEMENT DATED JULY 1, 2003

The following information supplements disclosure as to the Safeco
Intermediate-Term U.S. Treasury Fund on pages 34-36 and 76:

     On June 27, 2003, the Board of Trustees of the Safeco Taxable Bond Trust:

          o Approved a Plan of Reorganization and Termination under which, subject to shareholder approval, the Safeco Intermediate-Term U.S. Treasury Fund (the "Fund") will be merged with and into the Safeco U.S. Government Fund, and

          o    Voted to close the Fund to all new investments on July 31, 2003.

     After July 31, 2003, shares of the Fund will no longer be offered for sale and investors may no longer purchase shares of the Fund, other than purchases through reinvested dividends and other distributions.

                         -------------------------------

The following information supplements disclosure as to the Safeco Small Company Growth Fund on pages 22-24 and 72 and as to the U.S. Value Fund on pages 25-27 and 73:

     The Safeco Small Company Growth Fund and the Safeco U.S. Value Fund (the "Funds") will cease operations and be liquidated on or about September 8, 2003. After July 15, 2003, shares of the Funds will no longer be offered for sale and investors may no longer purchase shares of the Funds, other than purchases through reinvested dividends and other distributions.

                         -------------------------------

The following information replaces the last paragraph on page 6 regarding Fund
Manager:
     The Safeco Equity Fund is co-managed by Richard D. Meagley, Vice President of SAM, and Darcy MacLaren, Vice President of SAM. Mr. Meagley has managed the Fund since 1995. Ms. MacLaren has been Director of Equity Research at SAM since 1994.

The following information replaces the last paragraph on page 9 regarding Fund
Manager:
     The Safeco Dividend Income Fund is co-managed by Rex L. Bentley, Vice President of SAM and Lynette D. Sagvold, Vice President, of SAM. Mr. Bentley and Ms. Sagvold have co-managed other Funds, including the equity portion of the Safeco Balanced Fund since 1996.

The following information replaces the last paragraph on page 12 regarding Fund
Manager:
     The Safeco Northwest Fund is co-managed by Bill Whitlow, Vice President of SAM and Brian Clancy, Equity Analyst at SAM. Mr. Whitlow has been a manager of the Fund since 1997. Mr. Clancy has been associated with SAM as an investment professional since 1996.

The following information replaces the last paragraph on page 33 regarding Fund
Manager:
     The Safeco High-Yield Bond Fund is co-managed by Greg Card, Assistant Vice President of SAM and Beverly Denny, Assistant Vice President of SAM. Mr. Card joined SAM in 2001 as a member of the Fund's investment team. In 1998 to 2001, Mr. Card was a portfolio manager at GE Financial Assurance. Ms. Denny has been associated with SAM since 1991 and has managed other Funds.

The following information replaces the last paragraph on page 40 regarding Fund
Manager:
     The Safeco U.S. Government Fund is co-managed by Paul Stevenson, Vice President of SAM, Tim Hokari, Assistant Vice President of SAM, and Lesley Fox, Assistant Vice President of SAM. Mr. Stevenson has been a portfolio manager at SAM since 1988. Mr. Hokari and Ms. Fox both joined SAM as portfolio managers in 2000. In 1998 and 1999, Mr. Hokari was an Assistant Vice President and portfolio co-manager at GE Financial Assurance. In 1998 to 2000, Ms. Fox managed short-term funds for King County, Office of Finance, Treasury Department.

The following information replaces the last paragraph on page 48 regarding Fund
Manager:
     The Safeco California Tax-Free Income Fund is co-managed by Stephen C. Bauer, President and Director of SAM and Mary Metastasio, Vice President of SAM. Mr. Bauer has managed the Fund since 1983, and co-manages other Funds. Ms. Metastasio has been associated with SAM since 1985, and co-manages other Funds.

The following information replaces the last paragraph on page 51 regarding Fund
Manager:
     The Safeco Municipal Bond Fund is co-managed by Stephen C. Bauer, President and Director of SAM, and Mary Metastasio, Vice President of SAM. Mr. Bauer has managed the Fund since 1981, and co-manages other Funds. Ms. Metastasio has been associated with SAM since 1985, and co-manages other Funds.

The following information replaces the last paragraph on page 54 regarding Fund
Manager:
     The Safeco Intermediate-Term Municipal Bond Fund is co-managed by Mary Metastasio, Vice President of SAM, and Stephen C. Bauer, President and Director of SAM. Ms. Metastasio has managed the Fund since 1996 and co-manages other Funds. Mr. Bauer has been associated with SAM since 1971, and co-manages other Funds.

                         -------------------------------

Effective October 1, 2003, the following information replaces information on "Redemption fees" and "Exchange fees" in the "Fees and Expenses of the Fund (Investor Class)" tables for the Safeco California Tax-Free Income Fund and the Safeco Municipal Bond Fund on pages 47 and 51, respectively:

     Redemption fees for shares held less than 90 days in the Fund* 2.00% Exchange fees for shares held less than 90 days in the Fund 2.00%

     *Excluding exchanges.

In addition, the Safeco California Tax-Free Income Fund and the Safeco Municipal Bond Fund are added to the list of Funds referred to in the second paragraph under "Selling Shares" on page 90 as having a 2% redemption fee for shares held less than 90 days.
                         -------------------------------

On June 27, 2003, the Funds' Boards of Trustees authorized management to provide the following:

                             NOTICE TO SHAREHOLDERS:
On or about October 1, 2003, and upon effectiveness of a post effective amendment filing, the following Fund name changes and, where indicated, changes to Fund investment objective or emphasis will apply:

     Safeco Equity Fund renamed Safeco Core Equity Fund
     Investment objective: No change.

     Safeco Dividend Income Fund renamed Safeco Large-Cap Value Fund Investment objective: This Fund seeks long-term growth of capital plus current income.

     Investment Emphasis: To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies whose total market capitalization at the time of investment is at least $4 billion.

     Safeco Northwest Fund renamed Safeco Multi-Cap Core Fund
     Investment objective: This Fund seeks long-term growth of capital.

     Investment Emphasis: To achieve its objective, under normal circumstances the Fund invests in a blend of growth and value-oriented stocks of companies of any size. Currently the Fund has a significant percentage of its assets in stocks of Northwest companies, although this regional emphasis will decline over the next several months.

     Safeco Small Company Value Fund renamed Safeco Small-Cap Value Fund Investment objective: No change.

     Safeco U.S. Growth Fund renamed Safeco Large-Cap Growth Fund
     Investment objective: This Fund seeks long-term growth of capital.

     Investment Emphasis: To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies whose total market capitalization at the time of investment is within the range of market capitalizations of companies included in the Russell 1000 Growth Index.

     Safeco Managed Bond Fund renamed Safeco Intermediate-Term Bond Fund Investment objective: This Fund seeks as high a level of current income as is consistent with the preservation of capital.

     Investment Emphasis: To achieve its objective, under normal circumstances the Fund invests at least 80% of its assets in bonds, including but not limited to corporate, government, and mortgage bonds, most of which will be investment-grade quality, whether rated or unrated. The Fund may invest up to 20% of its assets in high-yield (high risk) debt securities rated below investment grade, and may invest in Yankee sector bonds and Eurodollar bonds. The dollar-weighted average maturity of the Fund will generally range between three and ten years.

     Safeco U.S. Government Fund renamed Safeco Intermediate-Term U.S. Government Fund
     Investment objective: This Fund seeks as high a level of current income as is consistent with the preservation of capital by investing in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

     Investment Emphasis: To achieve its objective, under normal circumstances the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. The dollar-weighted average maturity of the Fund will generally range between three and ten years although the maturity of individual securities may be out of that range.


                                     [LOGO]

GMF-1202                                                                   07/03

                                                                         527511
                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                            SAFECO MONEY MARKET TRUST

                  SUPPLEMENT TO THE ADVISOR CLASSES PROSPECTUS
                DATED MAY 1, 2003, AS SUPPLEMENTED JUNE 16, 2003

                          SUPPLEMENT DATED JULY 1, 2003

The following information supplements disclosure as to the Safeco
Intermediate-Term U.S. Treasury Fund on pages 47-50 and 114:

     On June 27, 2003, the Board of Trustees of the Safeco Taxable Bond Trust:

          o Approved a Plan of Reorganization and Termination under which, subject to shareholder approval, the Safeco Intermediate-Term U.S. Treasury Fund (the "Fund") will be merged with and into the Safeco U.S. Government Fund, and

          o    Voted to close the Fund to all new investments on July 31, 2003.

     After July 31, 2003, shares of the Fund will no longer be offered for sale and investors may no longer purchase shares of the Fund, other than purchases through reinvested dividends and other distributions.

                         -------------------------------

The following information supplements disclosure as to the Safeco Small Company Growth Fund on pages 31-34 and 104-106 and as to the U.S. Value Fund on pages 35-38 and 102-103:

     The Safeco Small Company Growth Fund and the Safeco U.S. Value Fund (the "Funds") will cease operations and be liquidated on or about September 8, 2003. After July 15, 2003, shares of the Funds will no longer be offered for sale and investors may no longer purchase shares of the Funds, other than purchases through reinvested dividends and other distributions.

                         -------------------------------

The following information replaces the last paragraph on page 8 regarding Fund
Manager:
     The Safeco Equity Fund is co-managed by Richard D. Meagley, Vice President of SAM, and Darcy MacLaren, Vice President of SAM. Mr. Meagley has managed the Fund since 1995. Ms. MacLaren has been the Director of Equity Research at SAM since 1994.

The following information replaces the last paragraph on page 12 regarding Fund
Manager:
     The Safeco Dividend Income Fund is co-managed by Rex L. Bentley, Vice President of SAM and Lynette D. Sagvold, Vice President, of SAM. Mr. Bentley and Ms. Sagvold have co-managed other Funds, including the equity portion of the Safeco Balanced Fund since 1996.

The following information replaces the last paragraph on page 17 regarding Fund
Manager:
     The Safeco Northwest Fund is co-managed by Bill Whitlow, Vice President of SAM and Brian Clancy, Equity Analyst at SAM. Mr. Whitlow has been a manager of the Fund since 1997. Mr. Clancy has been associated with SAM as an investment professional since 1996.

The following information replaces the last paragraph on page 46 regarding Fund
Manager:
     The Safeco High-Yield Bond Fund is co-managed by Greg Card, Assistant Vice President of SAM and Beverly Denny, Assistant Vice President of SAM. Mr. Card joined SAM in 2001 as a member of the Fund's investment team. In 1998 to 2001, Mr. Card was a portfolio manager at GE Financial Assurance. Ms. Denny has been associated with SAM since 1991 and has managed other Funds.

The following information replaces the last paragraph on page 55 regarding Fund
Manager:
     The Safeco U.S. Government Fund is co-managed by Paul Stevenson, Vice President of SAM, Tim Hokari, Assistant Vice President of SAM, and Lesley Fox, Assistant Vice President of SAM. Mr. Stevenson has been a portfolio manager at SAM since 1988. Mr. Hokari and Ms. Fox both joined SAM as portfolio managers in 2000. In 1998 and 1999, Mr. Hokari was an Assistant Vice President and portfolio co-manager at GE Financial Assurance. In 1998 to 2000, Ms. Fox managed short-term funds for King County, Office of Finance, Treasury Department.

The following information replaces the last paragraph on page 65 regarding Fund
Manager:
     The Safeco California Tax-Free Income Fund is co-managed by Stephen C. Bauer, President and Director of SAM and Mary Metastasio, Vice President of SAM. Mr. Bauer has managed the Fund since 1983, and co-manages other Funds. Ms. Metastasio has been associated with SAM since 1985, and co-manages other Funds.

The following information replaces the last paragraph on page 69 regarding Fund
Manager:
     The Safeco Municipal Bond Fund is co-managed by Stephen C. Bauer, President and Director of SAM, and Mary Metastasio, Vice President of SAM. Mr. Bauer has managed the Fund since 1981, and co-manages other Funds. Ms. Metastasio has been associated with SAM since 1985, and co-manages other Funds.

The following information replaces the last paragraph on page 74 regarding Fund
Manager:
     The Safeco Intermediate-Term Municipal Bond Fund is co-managed by Mary Metastasio, Vice President of SAM, and Stephen C. Bauer, President and Director of SAM. Ms. Metastasio has managed the Fund since 1996 and co-manages other Funds. Mr. Bauer has been associated with SAM since 1971, and co-manages other Funds.

                         -------------------------------

On June 27, 2003, the Funds' Boards of Trustees authorized management to provide the following:

                             NOTICE TO SHAREHOLDERS:
On or about October 1, 2003, and upon effectiveness of a post effective amendment filing, the following Fund name changes and, where indicated, changes to Fund investment objective or emphasis will apply:

     Safeco Equity Fund renamed Safeco Core Equity Fund
     Investment objective: No change.

     Safeco Dividend Income Fund renamed Safeco Large-Cap Value Fund Investment objective: This Fund seeks long-term growth of capital plus current income.

     Investment Emphasis: To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies whose total market capitalization at the time of investment is at least $4 billion.

     Safeco Northwest Fund renamed Safeco Multi-Cap Core Fund Investment objective: This Fund seeks long-term growth of capital.

     Investment Emphasis: To achieve its objective, under normal circumstances the Fund invests in a blend of growth and value-oriented stocks of companies of any size. Currently the Fund has a significant percentage of its assets in stocks of Northwest companies, although this regional emphasis will decline over the next several months.

     Safeco Small Company Value Fund renamed Safeco Small-Cap Value Fund Investment objective: No change.

     Safeco U.S. Growth Fund renamed Safeco Large-Cap Growth Fund
     Investment objective: This Fund seeks long-term growth of capital.

     Investment Emphasis: To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies whose total market capitalization at the time of investment is within the range of market capitalizations of companies included in the Russell 1000 Growth Index.

     Safeco Managed Bond Fund renamed Safeco Intermediate-Term Bond Fund Investment objective: This Fund seeks as high a level of current income as is consistent with the preservation of capital.

     Investment Emphasis: To achieve its objective, under normal circumstances the Fund invests at least 80% of its assets in bonds, including but not limited to corporate, government, and mortgage bonds, most of which will be investment-grade quality, whether rated or unrated. The Fund may invest up to 20% of its assets in high-yield (high risk) debt securities rated below investment grade, and may invest in Yankee sector bonds and Eurodollar bonds. The dollar-weighted average maturity of the Fund will generally range between three and ten years.

     Safeco U.S. Government Fund renamed Safeco Intermediate-Term U.S. Government Fund
     Investment objective: This Fund seeks as high a level of current income as is consistent with the preservation of capital by investing in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

     Investment Emphasis: To achieve its objective, under normal circumstances the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. The dollar-weighted average maturity of the Fund will generally range between three and ten years although the maturity of individual securities may be out of that range.
                                     [LOGO]
GMF-4451                                                                   07/03